Changes in accounting policies - Reconciliation (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Lease liabilities
Lease liabilities recognized as at July 1, 2019	¥ 20,502	¥ 411,090
IFRS 16
Lease liabilities
Operating lease commitments at June 30, 2019 as disclosed under IAS 17 in the Group's consolidated financial statements			¥ 688,424
Less: lease payments in contracts under which the forecast of changes in an index or a rate is not needed			(87,393)
Total Undiscounted lease liabilities			601,031
Less: discounted using the incremental borrowing rate at 4.9%			¥ (189,941)
Present value of remaining lease payments, discounted using the incremental borrowing rate as at July 1, 2019		411,090
Lease liabilities recognized as at July 1, 2019		¥ 411,090